Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Overseas Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 1.5%
Northern Star Resources Ltd.	5,116,834	37,464,177
Brazil 0.6%
Azul SA, ADR(a)	1,064,821	7,656,063
JBS SA	1,800,409	7,646,625
Total		15,302,688
Canada 5.8%
Alimentation Couche-Tard, Inc.	988,814	45,046,665
Cameco Corp.	1,188,520	28,976,118
Nutrien Ltd.	214,498	17,245,639
Teck Resources Ltd., Class B	722,873	26,811,360
Teekay Tankers Ltd., Class A(a)	342,404	11,552,711
Vermilion Energy, Inc.	236,303	4,674,073
West Fraser Timber Co., Ltd.	195,900	15,323,643
Total		149,630,209
China 0.7%
Guangdong Investment Ltd.	20,554,000	18,952,201
Finland 2.0%
UPM-Kymmene OYJ	1,435,820	52,710,945
France 13.3%
AXA SA	2,590,039	73,216,680
BNP Paribas SA	930,778	52,302,279
DBV Technologies SA, ADR(a)	333,082	449,661
Eiffage SA	384,610	37,870,209
Engie SA	1,474,290	22,411,852
Sanofi	596,921	53,919,462
TotalEnergies SE	1,619,917	101,244,967
Total		341,415,110
Germany 4.7%
Aroundtown SA	2,100,091	5,090,563
Bayer AG, Registered Shares	294,363	17,083,917
Covestro AG	488,318	19,624,633
Duerr AG	724,292	24,603,743
E.ON SE	3,159,366	30,290,587
KION Group AG	339,690	9,717,059
Common Stocks (continued)
Issuer	Shares	Value ($)
Mercedes-Benz Group AG, Registered Shares	227,441	15,453,077
Total		121,863,579
Greece 0.6%
Piraeus Financial Holdings SA(a)	10,612,905	15,805,396
Hong Kong 1.3%
WH Group Ltd.	59,256,830	34,719,543
Ireland 2.2%
Amarin Corp. PLC, ADR(a)	309,715	356,172
Bank of Ireland Group PLC	3,920,412	32,508,229
Flutter Entertainment PLC(a)	151,105	22,699,549
Total		55,563,950
Israel 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	12,924,410	24,038,611
Japan 18.9%
BayCurrent Consulting, Inc.	599,200	19,914,383
Dai-ichi Life Holdings, Inc.	1,707,700	31,674,740
Daiwabo Holdings Co., Ltd.	2,102,400	33,542,463
Invincible Investment Corp.	24,058	8,367,041
ITOCHU Corp.	1,749,600	54,949,831
Kinden Corp.	1,244,300	13,367,493
Koito Manufacturing Co., Ltd.	928,000	14,814,639
Marubeni Corp.	2,266,900	25,644,037
MatsukiyoCocokara & Co.	1,029,800	43,023,978
Nippon Telegraph & Telephone Corp.	1,149,800	31,882,815
ORIX Corp.	2,984,800	48,360,226
Ship Healthcare Holdings, Inc.	1,247,800	25,336,853
Sumitomo Mitsui Financial Group, Inc.	1,258,300	42,707,639
Takeda Pharmaceutical Co., Ltd.	1,683,200	49,491,520
Takuma Co., Ltd.	819,545	7,659,388
Toyota Motor Corp.	2,385,700	35,121,583
Total		485,858,629
Netherlands 10.7%
ABN AMRO Bank NV	1,539,552	19,853,942
ASR Nederland NV	1,130,562	51,744,383
ING Groep NV	5,215,381	63,246,016
Koninklijke Ahold Delhaize NV	1,987,016	57,905,841
2	Columbia Overseas Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shell PLC	2,869,495	83,978,046
Total		276,728,228
Norway 0.8%
Leroy Seafood Group ASA	4,459,782	21,765,408
Russian Federation —%
Lukoil PJSC(b),(c),(d)	106,132	—
Singapore 2.8%
BW LPG Ltd.	2,292,616	20,443,284
Venture Corp., Ltd.	3,927,500	50,426,347
Total		70,869,631
South Africa 0.6%
Sibanye Stillwater Ltd., ADR	1,334,987	14,965,204
South Korea 0.9%
Hyundai Home Shopping Network Corp.	127,647	4,841,420
Youngone Corp.	476,470	17,361,153
Total		22,202,573
Spain 4.0%
ACS Actividades de Construccion y Servicios SA	582,749	16,539,828
Banco Santander SA	18,615,120	55,544,469
Endesa SA	1,363,434	25,230,024
Tecnicas Reunidas SA(a)	504,533	4,795,368
Total		102,109,689
Sweden 0.7%
Samhallsbyggnadsbolaget i Norden AB	4,877,710	8,923,393
Stillfront Group AB(a)	5,067,920	7,914,601
Total		16,837,994
Switzerland 2.5%
Novartis AG, Registered Shares	734,643	65,349,841
Taiwan 1.2%
Fubon Financial Holding Co., Ltd.	15,410,115	30,607,884
United Kingdom 15.4%
AstraZeneca PLC, ADR	323,449	21,984,828
Barclays Bank PLC	9,262,815	18,118,738
BP PLC	8,799,794	52,550,030
British American Tobacco PLC	1,922,282	78,817,409
BT Group PLC	15,828,482	23,291,792
Crest Nicholson Holdings PLC	1,610,810	4,458,609
Common Stocks (continued)
Issuer	Shares	Value ($)
DCC PLC	589,387	31,386,268
Imperial Brands PLC	1,146,545	29,490,358
John Wood Group PLC(a)	2,191,365	3,454,615
Just Group PLC	25,856,580	23,293,982
Liberty Global PLC, Class C(a)	1,667,521	34,484,334
TP Icap Group PLC	14,575,122	30,741,665
Vodafone Group PLC	40,583,317	44,952,652
Total		397,025,280
United States 5.6%
Burford Capital Ltd.	2,225,608	20,497,850
Diversified Energy Co. PLC	24,401,629	37,291,960
Energy Fuels, Inc.(a)	1,661,294	11,529,380
Insmed, Inc.(a)	201,234	3,720,817
Jazz Pharmaceuticals PLC(a)	306,978	48,167,918
Livent Corp.(a)	729,625	20,422,204
Quotient Ltd.(a)	22,620	17,191
Sage Therapeutics, Inc.(a)	61,261	2,514,151
Total		144,161,471
Total Common Stocks (Cost $2,614,664,656)		2,515,948,241

Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE Value ETF	807,898	37,559,178
Total Exchange-Traded Equity Funds (Cost $31,390,305)		37,559,178

Options Purchased Calls 0.0%
Value ($)
(Cost $1,204,639)	321,002

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(e),(f)	9,053,028	9,049,406
Total Money Market Funds (Cost $9,047,377)		9,049,406
Total Investments in Securities (Cost $2,656,306,977)		2,562,877,827
Other Assets & Liabilities, Net		12,903,599
Net Assets		$2,575,781,426

Columbia Overseas Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2022 (Unaudited)
At November 30, 2022, securities and/or cash totaling $2,010,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
150,662,000 AUD	102,314,564 USD	Goldman Sachs International	12/07/2022	28,124	—
145,424,000 CAD	104,288,834 USD	Goldman Sachs International	12/07/2022	—	(3,831,764)
6,534,000 CHF	6,909,973 USD	Goldman Sachs International	12/07/2022	—	(310)
67,165,000 DKK	9,417,414 USD	Goldman Sachs International	12/07/2022	15,384	—
86,059,000 EUR	83,502,732 USD	Goldman Sachs International	12/07/2022	—	(6,092,576)
18,153,000 GBP	21,881,074 USD	Goldman Sachs International	12/07/2022	—	(2,428)
1,603,833,000 JPY	10,926,707 USD	Goldman Sachs International	12/07/2022	—	(696,277)
25,107,310,000 KRW	17,403,001 USD	Goldman Sachs International	12/07/2022	—	(1,670,269)
42,195,000 NOK	4,292,559 USD	Goldman Sachs International	12/07/2022	7,018	—
99,566,000 NOK	9,612,130 USD	Goldman Sachs International	12/07/2022	—	(500,304)
99,421,000 SEK	9,488,638 USD	Goldman Sachs International	12/07/2022	17,646	—
35,845,000 SGD	26,346,931 USD	Goldman Sachs International	12/07/2022	4,292	—
698,317,000 TWD	21,863,400 USD	Goldman Sachs International	12/07/2022	—	(785,094)
93,368,255 USD	150,662,000 AUD	Goldman Sachs International	12/07/2022	8,918,185	—
108,129,972 USD	145,424,000 CAD	Goldman Sachs International	12/07/2022	—	(9,374)
6,528,520 USD	6,534,000 CHF	Goldman Sachs International	12/07/2022	381,763	—
8,747,151 USD	67,165,000 DKK	Goldman Sachs International	12/07/2022	654,879	—
89,197,688 USD	86,059,000 EUR	Goldman Sachs International	12/07/2022	397,620	—
20,598,376 USD	18,153,000 GBP	Goldman Sachs International	12/07/2022	1,285,126	—
11,621,015 USD	1,603,833,000 JPY	Goldman Sachs International	12/07/2022	1,969	—
13,343,593 USD	141,761,000 NOK	Goldman Sachs International	12/07/2022	1,054,383	—
34,702,839 USD	62,785,000 NZD	Goldman Sachs International	12/07/2022	4,864,373	—
8,831,927 USD	99,421,000 SEK	Goldman Sachs International	12/07/2022	639,065	—
25,222,538 USD	35,845,000 SGD	Goldman Sachs International	12/07/2022	1,120,101	—
154,415,000 CAD	114,901,090 USD	Goldman Sachs International	01/18/2023	17,094	—
68,341,000 EUR	71,376,024 USD	Goldman Sachs International	01/18/2023	—	(24,876)
2,114,286,000 JPY	15,406,262 USD	Goldman Sachs International	01/18/2023	—	(5,304)
100,404,000 NOK	10,228,606 USD	Goldman Sachs International	01/18/2023	15,102	—
105,574,946 USD	155,166,000 AUD	Goldman Sachs International	01/18/2023	—	(34,499)
7,667,709 USD	7,210,000 CHF	Goldman Sachs International	01/18/2023	—	(7)
15,324,222 USD	108,874,000 DKK	Goldman Sachs International	01/18/2023	—	(26,046)
40,907,913 USD	33,884,000 GBP	Goldman Sachs International	01/18/2023	139	—
46,011,491 USD	480,498,000 SEK	Goldman Sachs International	01/18/2023	—	(95,167)
28,129,412 USD	38,256,000 SGD	Goldman Sachs International	01/18/2023	—	(6,720)
Total				19,422,263	(13,781,015)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	15,918,630	7,735	30.00	12/21/2022	1,204,639	321,002
4	Columbia Overseas Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,219	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	11,100,869	427,393,265	(429,446,175)	1,447	9,049,406	480	231,913	9,053,028
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Value Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT208_02_N01_(01/23)